Income Taxes (Summary Of Income Tax Expense) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal									$ 20,830	$ 20,629	$ 18,808
State									957	(943)	1,781
Total current									21,787	19,686	20,589
Total deferred									6,627	4,585	4,686
Income tax expense	$ 5,793	$ 5,129	$ 6,125	$ 11,367	$ 5,961	$ 6,010	$ 6,497	$ 5,803	$ 28,414	$ 24,271	$ 25,275